UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

Jubak Global Equity Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	Common Stocks – 86.8%
	Argentina – 1.4%
19,000	Arcos Dorados Holdings, Inc. - Cl. A	$399,380
2,000	YPF S.A. - ADR	52,460
		451,840

	Australia – 8.6%
27,065	Aston Resources Ltd.*	280,391
42,045	Bradken Ltd.	376,062
445,025	Lynas Corp. Ltd.*	582,268
26,005	New Hope Corp. Ltd.	159,247
11,791	Newcrest Mining Ltd.	423,492
26,583	Westpac Banking Corp.	595,840
67,918	Whitehaven Coal Ltd.	408,627
		2,825,927

	Brazil – 7.7%
13,280	CCR S.A.	105,791
19,300	Gerdau S.A. - ADR	200,720
55,500	Gol Linhas Aereas Inteligentes S.A. - ADR	487,845
25,100	Itau Unibanco Holding S.A. - ADR	528,355
7,180	Lojas Renner S.A.	271,354
31,250	Minerva S.A.	116,465
26,450	MRV Engenharia e Participacoes S.A.	212,247
18,050	Natura Cosmeticos S.A.	420,440
15,950	Sul America S.A.	174,152
		2,517,369

	Canada – 5.7%
1,000	Agrium, Inc.	85,160
4,703	Bank of Nova Scotia	253,580
1,145	Crescent Point Energy Corp.	54,215
12,600	Goldcorp, Inc.	611,100
14,723	Pacific Rubiales Energy Corp.	427,502
5,000	Talisman Energy, Inc.	68,725
21,000	Yamana Gold, Inc.	364,560
		1,864,842

	Chile – 2.5%
228,585	AquaChile S.A.*	193,601
1,260,765	Banco Santander Chile	99,474
3,756,715	Corpbanca	52,939
18,000	Lan Airlines S.A. - ADR	484,200
		830,214

Jubak Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	China – 7.3%
3,900	Baidu, Inc. - ADR*	$533,130
30,200	China Pacific Insurance Group Co., Ltd. - Class H	108,828
314,000	Evergrande Real Estate Group Ltd.	199,585
16,800	Home Inns & Hotels Management, Inc. - ADR*	515,592
18,300	Ping An Insurance Group Co. - Cl. H	160,086
326,000	Shanghai Electric Group Co., Ltd. - Cl. H	176,109
79,000	Sun Art Retail Group Ltd.*	105,724
22,400	Tencent Holdings Ltd.	583,379
10,000	Tingyi Cayman Islands Holding Corp.	29,718
		2,412,151

	Colombia – 1.3%
8,960	Banco Davivienda S.A.	102,370
133,230	Constructora Conconcreto S.A.	90,516
42,995	Grupo Odinsa S.A.	238,554
		431,440

	Denmark – 2.2%
2,420	Novo Nordisk A/S - Cl. B	339,340
13,350	Novozymes A/S	397,122
		736,462

	Finland – 0.9%
58,000	Nokia Corp. - ADR	306,820

	France – 2.6%
3,910	L'Oreal S.A.	445,968
2,445	LVMH Moet Hennessy Louis Vuitton S.A.	411,420
		857,388

	Hong Kong – 2.5%
27,900	Dairy Farm International Holdings Ltd.	286,254
492,000	Guangdong Investment Ltd.	323,509
11,300	Hong Kong Exchanges and Clearing Ltd.	210,667
		820,430

	India – 0.5%
2,945	HDFC Bank Ltd. - ADR	101,161
1,000	Infosys Ltd. - ADR	57,680
		158,841

Jubak Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	Indonesia – 0.5%
682,000	Adaro Energy Tbk PT	$145,171

	Ireland – 2.3%
112,540	Kenmare Resources PLC*	101,157
900	Paddy Power PLC	53,539
17,610	Shire PLC	615,781
		770,477

	Japan – 3.2%
4,400	Gree, Inc.	137,592
348	Rakuten, Inc.	345,902
8,600	Sanrio Co., Ltd.	351,765
28,800	Toray Industries, Inc.	204,778
		1,040,037

	Macau – 1.2%
106,800	Sands China Ltd.	401,385

	Norway – 1.4%
11,745	Statoil ASA	336,208
2,550	Yara International ASA	125,050
		461,258

	Poland – 0.7%
1,355	Bank Zachodni WBK S.A.	100,592
1,320	Powszechny Zaklad Ubezpieczen S.A.	142,688
		243,280

	Singapore – 1.1%
6,000	DBS Group Holdings Ltd.	68,125
50,000	Goodpack Ltd.	54,971
8,507	Keppel Corp. Ltd.	75,163
42,000	Keppel Land Ltd.	114,852
10,000	Singapore Exchange Ltd.	57,650
		370,761

	Spain – 3.3%
62,393	Banco Bilbao Vizcaya Argentaria S.A. - ADR	560,913
61,688	Banco Santander S.A. - ADR	512,010
		1,072,923

	Sweden – 1.6%
15,225	Svenska Handelsbanken A.B. - A Shares	511,274

Jubak Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	Switzerland – 1.6%
8,800	Nestle S.A. - ADR	$539,352

	Turkey – 1.5%
32,220	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	488,098

	United Kingdom – 3.3%
2,530	BG Group PLC	61,079
6,000	Ensco PLC - ADR	349,800
5,185	Prudential PLC	58,772
19,202	Standard Chartered PLC	494,117
4,635	Tullow Oil PLC	108,763
		1,072,531

	United States – 21.9%
5,000	American Tower Corp. - REIT	312,900
1,200	Apple, Inc.*	650,928
2,000	Bank of Marin Bancorp	70,340
4,000	Cummins, Inc.	482,280
1,000	Deere & Co.	82,930
10,000	EMC Corp.*	276,900
11,500	Freeport-McMoRan Copper & Gold, Inc.	489,440
15,000	Hudson City Bancorp, Inc.	102,750
14,300	Johnson Controls, Inc.	466,609
700	Joy Global, Inc.	60,872
3,000	Kinder Morgan Energy Partners LP	267,000
1,000	Magellan Midstream Partners LP	73,170
5,500	National Oilwell Varco, Inc.	453,915
3,000	Northern Trust Corp.	133,230
10,000	Oasis Petroleum, Inc.*	320,700
6,000	Pioneer Natural Resources Co.	657,840
2,000	PNC Financial Services Group, Inc.	119,040
7,500	Polypore International, Inc.*	308,400
1,700	Precision Castparts Corp.	284,631
7,215	Schlumberger Ltd.	559,956
1,000	St. Joe Co.*	16,110
20,000	U.S. Bancorp	588,000
2,000	Ultra Petroleum Corp.*	49,920
3,000	Vertex Pharmaceuticals, Inc.*	116,760
6,000	Western Gas Partners LP	274,740
		7,219,361
	Total Common Stocks (Cost $27,424,101)	28,549,632

Jubak Global Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2012 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 12.7%
4,190,807	Fidelity Institutional Government Portfolio, 0.01%[1]	$4,190,807
	Total Short-Term Investments (Cost $4,190,807)	4,190,807

	Total Investments – 99.5% (Cost $31,614,908)	32,740,439
	Other Assets in Excess of Liabilities – 0.5%	174,787
	Total Net Assets –100.0%	$32,915,226

ADR – American Depositary Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund

SUMMARY OF INVESTMENTS

As of February 29, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	19.9%
Energy	14.7%
Materials	11.7%
Consumer Discretionary	10.4%
Industrials	10.1%
Consumer Staples	8.0%
Information Technology	7.7%
Health Care	3.3%
Utilities	1.0%
Total Common Stocks	86.8%
Short-Term Investments	12.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Note 1 – Organization

Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Jubak Global Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

February 29, 2012 (Unaudited)

Note 3 – Federal Income Taxes

At February 29, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$31,823,864

Gross unrealized appreciation	$2,444,258
Gross unrealized depreciation	(1,527,683)
Unrealized appreciation on foreign currency	351
Net unrealized appreciation on investments and foreign currency translations	$916,926

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Jubak Global Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS – (Continued)

February 29, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2[1,2] (Observable Inputs)	Level 3[2] (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks
Consumer Discretionary	$3,429,192	$-	$-	$3,429,192
Consumer Staples	2,625,621	-	-	2,625,621
Energy	4,829,038	-	-	4,829,038
Financials	6,550,400	-	-	6,550,400
Health care	1,071,881	-	-	1,071,881
Industrials	3,308,325	-	-	3,308,325
Information Technology	2,546,428	-	-	2,546,428
Materials	3,865,238	-	-	3,865,238
Utilities	323,509	-	-	323,509
Short-Term Investments	4,190,807	-	-	4,190,807
Total Investments, at Value	$32,740,439	$-	$-	$32,740,439

1In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.

2The fund did not hold any level 2 or 3 securities at February 29, 2012.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	4/20/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/20/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/20/12

* Print the name and title of each signing officer under his or her signature.